Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	9 Months Ended		12 Months Ended				12 Months Ended				12 Months Ended
	Sep. 30, 2013 Segment	Sep. 30, 2012	Dec. 31, 2012 Customer Unit Segment	Dec. 31, 2011 Customer	Dec. 31, 2010	Feb. 13, 2013	Dec. 31, 2012 Customer Relationships [Member]	Dec. 31, 2012 Trademark And Patent [Member]	Jan. 08, 2010 Minimum [Member]	Jan. 08, 2010 Maximum [Member]	Dec. 31, 2012 Land Improvements [Member]	Dec. 31, 2012 Building [Member] Minimum [Member]	Dec. 31, 2012 Building [Member] Maximum [Member]	Dec. 31, 2012 Machinery and Equipment [Member] Minimum [Member]	Dec. 31, 2012 Machinery and Equipment [Member] Maximum [Member]	Dec. 31, 2012 Furniture and Fixtures [Member] Minimum [Member]	Dec. 31, 2012 Furniture and Fixtures [Member] Maximum [Member]	Dec. 31, 2012 Computer Software, Intangible Asset [Member] Minimum [Member]	Dec. 31, 2012 Computer Software, Intangible Asset [Member] Maximum [Member]	Dec. 31, 2012 Wall Display [Member]	Dec. 31, 2011 Wall Display [Member]	Dec. 31, 2010 Wall Display [Member]	Dec. 31, 2012 Wall Display [Member] Minimum [Member]	Dec. 31, 2012 Wall Display [Member] Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Short-term money market instruments with original maturities			Three months or less
Cash equivalents carrying value			$ 3,400,000	$ 4,200,000
Accounts payable outstanding			8,300,000	1,000,000
Percentage of aggregated outstanding account receivable			31.00%	35.00%
Number of customer			3	3
Property plant and equipment, Estimated useful life											20 years	20 years	45 years	3 years	10 years	3 years	15 years	2 years	5 years				1 year	3 years
Property, plant and equipment, net	102,700,000		99,500,000	98,900,000																60,800,000	53,500,000
Depreciation and amortization	51,500,000	48,400,000	65,000,000	60,800,000	57,000,000															36,000,000	35,200,000	35,200,000
Unamortized Debt Issuance Costs			17,000,000	23,400,000
Number of reportable segment	1		1
Number of reportable unit			1
Weighted average period of intangible assets							18 years	10 years
Advertising expenses			269,400,000	271,400,000	265,200,000
Distribution costs			62,100,000	60,900,000	58,700,000
Research and development expenditures			24,200,000	23,800,000	24,000,000
Bolivars official exchange rate	6.30		5.5	5.5	4.3	6.30			2.15	4.30
Decrease in net sales from devaluation	(1,500,000)				(33,400,000)
Decrease In Operating Income From Devaluation	(500,000)				(8,400,000)
Foreign currency loss	(600,000)			(1,700,000)	(2,800,000)
Maximum amount accessed through SITME per day			50,000
Maximum amount accessed through SITME per month			$ 350,000
Total number of preferred stock	1,000		1,000	1,000
Number of shares outstanding	546		546	546
Preferred Stock Liquidation Preference			$ 100,000
Redemption price per share			$ 100,000
Hedge Maturity Period			less than one year